RELATED PARTY TRANSACTIONS (Details) - USD ($)							1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 27, 2018	Jul. 24, 2018	Jul. 01, 2018	Mar. 29, 2018	Aug. 01, 2015	Feb. 28, 2017	Jul. 31, 2016	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	May 31, 2017	Nov. 30, 2017
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current									$ 281,584			$ 281,584		$ 44,465	$ 34,987
Debt Conversion, Original Debt, Amount												75,000	$ 112,500	150,000	362,500
Due to Related Parties, Current									17,930			17,930		$ 17,930	17,930
Debt Instrument, Interest Rate, Stated Percentage														6.00%
Imputed Interest, Debt									268		$ 265	807	$ 804	$ 1,076	1,075
Notes Payable, Related Parties									0			0		75,137	699,208
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		four months after issuance
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 17,500
Share-based Payment Arrangement, Expense												17,500		794,607	3,250
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current									0			0		37,500	37,500
Chief Executive Officer [Member] | Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 112,500	$ 250,000
Chief Executive Officer and Director [Member] | Accrued Salary Converted to Convertible Note [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount														150,000
President [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current														29,167	0
Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current									37,500			37,500		37,500	0	$ 37,500
Former Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current									16,250			16,250		16,250	16,250
Officers and Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current									17,930			17,930		$ 17,930	$ 17,930
Debt Instrument, Interest Rate, Stated Percentage														6.00%	6.00%
Officers and Directors [Member] | Principal [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties														$ 143,887
Officers and Directors [Member] | Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties														5,142
Former Officer Prior to his October 1, 2017 Seperation [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current									37,500			37,500		37,500
Former Officer Prior to his September 1, 2015 Seperation [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current									$ 16,250			16,250		16,250
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Payments for Commissions			$ 250,000
Affiliated Entity [Member] | Notes Receivable [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		25,000
Affiliated Entity [Member] | For Introducing Us to Alternative Solutions [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			700,000
Stock Issued During Period, Value, Restricted Stock Award, Gross										$ 490,000
Payments for Commissions			$ 250,000
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Payment Arrangement, Expense												236,667		$ 236,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	500,000			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year			1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 355,000				$ 350,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Payment Arrangement, Expense	$ 23,667					$ 327,500						$ 23,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	50,000					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year					1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 35,000